Investment income and financing costs (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Investment income.
Financial assets measured at amortised cost	€ 249	€ 306	€ 157
Financial assets measured at fair value through profit and loss	5	24	91
Investment income	254	330	248
Financial liabilities measured at amortised cost
Bonds	1,546	1,722	1,580
Lease liabilities	398	374	330
Bank loans and other liabilities1	469	463	626
Interest on derivatives	(428)	(485)	(354)
Mark-to-market on derivatives	(341)	(1,070)	1,162
Financial assets measured at fair value through profit and loss	(36)
Foreign exchange	284	23	205
Financing costs	1,964	1,027	3,549
Net financing costs	1,710	697	3,301
Interest capitalised	€ 17	€ 17	€ 25